Segment Information (Total Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total assets	$ 449,520	$ 458,218
Separate account assets	135,939	139,335
Separate account liabilities	135,939	139,335
U.S.
Segment Reporting Information [Line Items]
Total assets	231,653	234,314
Separate account assets	79,540	79,602
Separate account liabilities	79,540	79,602
MetLife Holdings
Segment Reporting Information [Line Items]
Total assets	178,734	183,508
Separate account assets	48,478	50,905
Separate account liabilities	48,478	50,905
Corporate & Other
Segment Reporting Information [Line Items]
Total assets	39,133	40,396
Separate account assets	7,921	8,828
Separate account liabilities	$ 7,921	$ 8,828